Summary of Significant Accounting Policies and Basis of Presentation (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished Goods	$ 0	$ 0
Stockpile Ore	0	288,982
Total Inventory	$ 0	$ 288,982